JOHN HANCOCK INVESTMENT TRUST

200 Berkeley Street

Boston, Massachusetts 02116

July 1, 2020

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: John Hancock Investment Trust (the “Trust”), on behalf of:

    Disciplined Value International Fund (the “Fund”)

Registration Statement on Form N-14

Ladies and Gentlemen:

Enclosed for filing on behalf of the Trust, we are filing today a registration statement on Form N-14 (the “Registration Statement”) relating to the issuance of shares in connection with the reorganization of International Value Fund, a series of John Hancock Funds II, into Disciplined Value International Fund, a series of the Trust, by electronic submission via EDGAR.

The Registration Statement is proposed to become effective on July 31, 2020 pursuant to Rule 488 under the Securities Act of 1933, as amended.

If you have any questions or comments concerning the foregoing, please call me at (617) 663-4311.

Sincerely,
/s/ Thomas Dee, Esq.
Thomas Dee, Esq.
Assistant Secretary of the Trust